Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 9,349,000	$ 19,371,000	$ 21,170,000
Restricted cash	22,000
Available-for-sale investments		2,496,000	20,971,000
Prepaid expenses and other current assets	277,000	1,369,000	1,339,000
Total current assets	9,648,000	23,236,000	43,480,000
Property and equipment, net	0	263,000	259,000
Restricted cash		22,000	22,000
Total assets	9,648,000	23,521,000	43,979,000
Current liabilities:
Accounts payable	394,000	441,000	291,000
Accrued expenses	1,219,000	2,637,000	8,949,000
Total current liabilities	1,613,000	3,078,000	9,240,000
Total liabilities	1,613,000	3,078,000	9,240,000
Commitments and contingencies (Note 5)
Preferred stock, $0.001 par value per share; 10,000,000 shares authorized at September 30, 2019 and December 31, 2018: Series A convertible preferred stock 22,000 shares authorized at September 30, 2019 and December 31, 2018; 21,660 and 22,000 issued and outstanding at September 30, 2019 and at December 31, 2018, respectively
Common stock, $0.001 par value, 100,000,000 shares authorized at September 30, 2019 and December 31, 2018; 19,585,394 and 19,243,651 shares issued and outstanding at September 30, 2019 and December 31, 2018, respectively	19,000	19,000	18,000
Additional paid-in capital	210,683,000	209,366,000	202,953,000
Accumulated deficit	(223,852,000)	(210,470,000)	(189,741,000)
Accumulated other comprehensive income	2,000	5,000	(14,000)
Total stockholders’ equity	8,035,000	20,443,000	34,739,000
Total liabilities and stockholders’ equity	9,648,000	23,521,000	43,979,000
Series A Convertible Preferred Stock [Member]
Current liabilities:
Preferred stock, $0.001 par value per share; 10,000,000 shares authorized at September 30, 2019 and December 31, 2018: Series A convertible preferred stock 22,000 shares authorized at September 30, 2019 and December 31, 2018; 21,660 and 22,000 issued and outstanding at September 30, 2019 and at December 31, 2018, respectively	$ 21,183,000	$ 21,523,000	$ 21,523,000